Sales from External Customers by Product Category (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions JPY (¥)	Mar. 31, 2010 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Imaging And Solutions Imaging Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions Imaging Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions Imaging Solutions JPY (¥)	Mar. 31, 2010 Imaging And Solutions Imaging Solutions JPY (¥)	Mar. 31, 2012 Imaging And Solutions Network System Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions Network System Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions Network System Solutions JPY (¥)	Mar. 31, 2010 Imaging And Solutions Network System Solutions JPY (¥)	Mar. 31, 2012 Industrial Products USD ($)	Mar. 31, 2012 Industrial Products JPY (¥)	Mar. 31, 2011 Industrial Products JPY (¥)	Mar. 31, 2010 Industrial Products JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)
Revenue from External Customer [Line Items]
Sales from external customers	$ 23,213,134	¥ 1,903,477,000	¥ 1,941,336,000	¥ 2,015,811,000	$ 20,375,268	¥ 1,670,772,000	¥ 1,712,630,000	¥ 1,789,717,000	$ 17,949,110	¥ 1,471,827,000	¥ 1,531,219,000	¥ 1,614,347,000	$ 2,426,158	¥ 198,945,000	¥ 181,411,000	¥ 175,370,000	$ 1,177,854	¥ 96,584,000	¥ 106,830,000	¥ 101,692,000	$ 1,660,012	¥ 136,121,000	¥ 121,876,000	¥ 124,402,000